Stockholders' Equity - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Capital Stock	Dec. 31, 2011 Capital Stock
Stockholders Equity Note [Line Items]
Treasury stock, shares		4.2	9.2
Treasury stock shares, retired	0.4